SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48457-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.2%)

              COMMON STOCKS (96.4%)

              CONSUMER DISCRETIONARY (6.7%)
              -----------------------------
              HOUSEHOLD APPLIANCES (0.2%)
     34,560   iRobot Corp.*                                                  $  1,170
                                                                             --------
              INTERNET RETAIL (6.5%)
     41,090   Amazon.com, Inc.*                                                14,958
    144,340   Groupon, Inc.*                                                    1,318
      9,860   priceline.com, Inc.*                                             10,391
    370,500   Rakuten, Inc.                                                     4,815
                                                                             --------
                                                                               31,482
                                                                             --------
              Total Consumer Discretionary                                     32,652
                                                                             --------
              CONSUMER STAPLES (1.1%)
              -----------------------
              DRUG RETAIL (1.1%)
     37,780   CVS Caremark Corp.                                                2,352
     50,000   Walgreen Co.                                                      2,962
                                                                             --------
                                                                                5,314
                                                                             --------
              Total Consumer Staples                                            5,314
                                                                             --------
              HEALTH CARE (26.4%)
              -------------------
              BIOTECHNOLOGY (6.4%)
     11,300   Acorda Therapeutics, Inc.*                                          346
     21,892   Algeta ASA*                                                         870
     78,540   Alkermes plc*                                                     2,764
     25,700   Alnylam Pharmaceuticals, Inc.*                                    1,481
     97,800   Anacor Pharmaceuticals, Inc.*                                     1,272
    132,500   Arena Pharmaceuticals, Inc.*                                        582
    122,900   BioCryst Pharmaceuticals, Inc.*                                     707
      5,040   Biogen Idec, Inc.*                                                1,231
     16,600   Cubist Pharmaceuticals, Inc.*                                     1,029
    170,500   Exelixis, Inc.*                                                     840
    111,880   Gilead Sciences, Inc.*                                            7,942
     33,121   Incyte Corp.*                                                     1,292
     44,300   Ironwood Pharmaceuticals, Inc.*                                     426
     29,900   NPS Pharmaceuticals, Inc.*                                          860
      7,400   Prosensa Holding N.V.                                                28
      7,300   Puma Biotechnology, Inc.*                                           280
     15,200   Regeneron Pharmaceuticals, Inc.*                                  4,371
    121,400   Rigel Pharmaceuticals, Inc.*                                        375
     26,500   Seattle Genetics, Inc.*                                           1,024
     60,200   TESARO, Inc.*                                                     2,318
     18,500   Vertex Pharmaceuticals, Inc.*                                     1,320
                                                                             --------
                                                                               31,358
                                                                             --------

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1  | USAA Science & Technology Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (1.7%)
     41,740   Cardinal Health, Inc.                                          $  2,448
     37,710   McKesson Corp.                                                    5,896
                                                                             --------
                                                                                8,344
                                                                             --------
              HEALTH CARE EQUIPMENT (5.0%)
     63,500   Abbott Laboratories                                               2,321
     27,500   ABIOMED, Inc.*                                                      659
    201,000   Boston Scientific Corp.*                                          2,350
     53,100   Covidien plc                                                      3,404
     57,694   Globus Medical, Inc. "A"*                                         1,108
     18,400   Heartware International, Inc.*                                    1,335
     39,920   Hologic, Inc.*                                                      894
     60,300   Medtronic, Inc.                                                   3,461
     47,500   Orthofix International N.V.*                                        973
     32,600   St. Jude Medical, Inc.                                            1,871
     29,300   Stryker Corp.                                                     2,164
     63,000   Tornier N.V.*                                                     1,355
     48,300   Volcano Corp.*                                                      926
     15,900   Zimmer Holdings, Inc.                                             1,391
                                                                             --------
                                                                               24,212
                                                                             --------
              HEALTH CARE FACILITIES (1.1%)
     45,168   Al Noor Hospitals Group plc*                                        616
     37,000   Community Health Systems, Inc.                                    1,614
     59,400   HCA Holdings, Inc.                                                2,800
     87,137   NMC Health plc                                                      506
                                                                             --------
                                                                                5,536
                                                                             --------
              HEALTH CARE SERVICES (0.1%)
     23,600   Envision Healthcare Holdings, Inc.*                                 686
                                                                             --------
              HEALTH CARE SUPPLIES (0.2%)
     17,800   DENTSPLY International, Inc.                                        838
                                                                             --------
              HEALTH CARE TECHNOLOGY (0.9%)
     21,805   Allscripts Healthcare Solutions, Inc.*                              302
      1,495   M3, Inc.                                                          4,082
                                                                             --------
                                                                                4,384
                                                                             --------
              LIFE SCIENCES TOOLS & SERVICES (1.1%)
     22,800   Agilent Technologies, Inc.                                        1,157
     14,400   Covance, Inc.*                                                    1,285
     12,235   MorphoSys AG*                                                       949
     42,300   Quintiles Transnational Holdings, Inc.*                           1,776
                                                                             --------
                                                                                5,167
                                                                             --------
              MANAGED HEALTH CARE (2.3%)
     34,370   Aetna, Inc.                                                       2,155
     49,960   Cigna Corp.                                                       3,846
     38,000   Qualicorp S.A.*                                                     356
     68,190   UnitedHealth Group, Inc.                                          4,655
                                                                             --------
                                                                               11,012
                                                                             --------
              PHARMACEUTICALS (7.6%)
     16,980   Actavis plc*                                                      2,625
     28,600   Aerie Pharmaceuticals, Inc.*                                        300
     18,884   Almirall, S.A.                                                      282
     12,400   Astellas Pharma, Inc.                                               689
     19,000   AstraZeneca plc ADR                                               1,004
    167,300   Bristol-Myers Squibb Co.                                          8,787
     33,700   Cadence Pharmaceuticals, Inc.*                                      166
     68,200   Daiichi Sankyo Co. Ltd.                                           1,261
      9,900   Dr. Reddy's Laboratories ADR                                        393
     25,100   Eisai Co. Ltd.                                                      983

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
     48,900   Eli Lilly and Co.                                              $  2,436
     68,100   Forest Laboratories, Inc.*                                        3,203
     16,573   H. Lundbeck A/S                                                     356
     18,400   Johnson & Johnson                                                 1,704
     45,500   Medicines Co.*                                                    1,543
     50,800   Merck & Co., Inc.                                                 2,291
     45,680   Mylan, Inc.*                                                      1,730
      7,300   Ono Pharmaceutical Co., Ltd.                                        549
      4,700   Salix Pharmaceuticals Ltd.*                                         337
     94,600   Shionogi & Co. Ltd.                                               2,084
     63,843   Teva Pharmaceutical Industries Ltd. ADR                           2,368
     22,243   UCB S.A.                                                          1,462
     61,300   XenoPort, Inc.*                                                     321
                                                                             --------
                                                                               36,874
                                                                             --------
              Total Health Care                                               128,411
                                                                             --------
              INDUSTRIALS (2.5%)
              ------------------
              RESEARCH & CONSULTING SERVICES (1.3%)
     25,415   Equifax, Inc.                                                     1,644
     82,120   Huron Consulting Group, Inc.*                                     4,810
                                                                             --------
                                                                                6,454
                                                                             --------
              SECURITY & ALARM SERVICES (1.2%)
    134,130   ADT Corp.                                                         5,817
                                                                             --------
              Total Industrials                                                12,271
                                                                             --------
              INFORMATION TECHNOLOGY (58.2%)
              ------------------------------
              APPLICATION SOFTWARE (1.3%)
     92,865   Autodesk, Inc.*                                                   3,706
    206,000   Cadence Design Systems, Inc.*                                     2,672
                                                                             --------
                                                                                6,378
                                                                             --------
              COMMUNICATIONS EQUIPMENT (4.8%)
    412,000   AAC Technologies Holdings, Inc.                                   1,809
     98,800   Calix, Inc.*                                                      1,005
     82,560   CIENA Corp.*                                                      1,921
    388,440   Juniper Networks, Inc.*                                           7,241
     71,005   Palo Alto Networks, Inc.*                                         2,994
    118,000   QUALCOMM, Inc.                                                    8,197
                                                                             --------
                                                                               23,167
                                                                             --------
              COMPUTER HARDWARE (7.5%)
    317,000   Advantech Co. Ltd.                                                2,034
     61,785   Apple, Inc.                                                      32,273
     16,360   Stratasys Ltd.*                                                   1,853
                                                                             --------
                                                                               36,160
                                                                             --------
              COMPUTER STORAGE & PERIPHERALS (2.2%)
    313,520   EMC Corp.                                                         7,546
     41,025   NetApp, Inc.                                                      1,592
    218,800   Wacom Co. Ltd.                                                    1,616
                                                                             --------
                                                                               10,754
                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (7.0%)
     31,702   Alliance Data Systems Corp.*                                      7,515
     66,716   Automatic Data Processing, Inc.                                   5,001
    294,150   Genpact Ltd.*                                                     5,833
     75,345   Heartland Payment Systems, Inc.                                   3,048
      8,200   QIWI plc ADR                                                        332
     59,835   Visa, Inc. "A"                                                   11,768
      3,825   WEX, Inc.*                                                          357
                                                                             --------
                                                                               33,854
                                                                             --------

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3  | USAA Science & Technology Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.4%)
    382,000   Delta Electronics, Inc.                                        $  1,983
                                                                             --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     23,100   National Instruments Corp.                                          671
                                                                             --------
              HOME ENTERTAINMENT SOFTWARE (1.0%)
    298,285   Activision Blizzard, Inc.                                         4,963
                                                                             --------
              INTERNET SOFTWARE & SERVICES (15.2%)
    124,560   Akamai Technologies, Inc.*                                        5,573
    170,070   Dropbox, Inc., acquired 5/01/2012; cost $1,539*(a),(b),(c)        1,944
    206,520   eBay, Inc.*                                                      10,886
    282,695   Facebook, Inc. "A"*                                              14,208
     15,795   Google, Inc. "A"*                                                16,278
    316,600   Kakaku.com, Inc.                                                  6,098
     15,350   LinkedIn Corp. "A"*                                               3,433
    235,185   Pandora Media, Inc.*                                              5,910
     48,700   Tencent Holdings Ltd.                                             2,660
    208,730   Yahoo! Inc.*                                                      6,874
                                                                             --------
                                                                               73,864
                                                                             --------
              IT CONSULTING & OTHER SERVICES (4.6%)
     97,321   Accenture plc "A"                                                 7,153
    118,472   Cognizant Technology Solutions Corp. "A"*                        10,299
     79,100   SCSK Corp.                                                        1,997
     70,267   Teradata Corp.*                                                   3,097
                                                                             --------
                                                                               22,546
                                                                             --------
              SEMICONDUCTOR EQUIPMENT (1.7%)
    132,300   ASM Pacific Technology Ltd.                                       1,277
     40,602   ASML Holding N.V.                                                 3,843
     56,810   Lam Research Corp.*                                               3,081
                                                                             --------
                                                                                8,201
                                                                             --------
              SEMICONDUCTORS (11.5%)
    100,230   Broadcom Corp. "A"                                                2,678
    659,600   Intel Corp.                                                      16,114
     25,920   International Rectifier Corp.*                                      675
     58,990   Maxim Integrated Products, Inc.                                   1,752
     22,300   Montage Technology Group Ltd.*                                      314
    324,400   NXP Semiconductors N.V.*                                         13,664
    244,060   RF Micro Devices, Inc.*                                           1,281
      5,348   Samsung Electronics Co. Ltd.                                      7,386
     38,200   Silicon Laboratories, Inc.*                                       1,536
    106,810   SK Hynix, Inc.*                                                   3,217
  1,950,200   Taiwan Semiconductor Manufacturing Co. Ltd.                       7,269
                                                                             --------
                                                                               55,886
                                                                             --------
              SYSTEMS SOFTWARE (0.7%)
    101,710   Oracle Corp.                                                      3,407
                                                                             --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    663,000   WPG Holdings Ltd.                                                   808
                                                                             --------
              Total Information Technology                                    282,642
                                                                             --------
              TELECOMMUNICATION SERVICES (1.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    264,300   T-Mobile USA, Inc.*                                               7,329
                                                                             --------
              Total Common Stocks (cost: $347,435)                            468,619
                                                                             --------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              PREFERRED STOCKS (2.3%)

              INFORMATION TECHNOLOGY (2.3%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (2.3%)
    318,306   FireEye, Inc., acquired 12/27/2012*(a),(b),(c)(cost: $3,351)   $ 11,405
                                                                             --------
              EXCHANGE-TRADED FUNDS (0.5%)

              MONEY MARKET INSTRUMENTS (0.5%)
              -------------------------------
     26,590   iShares North American Tech ETF (cost: $1,943)                    2,208
                                                                             --------
              Total Equity Securities (cost: $352,729)                        482,232
                                                                             --------
              MONEY MARKET INSTRUMENTS (1.7%)

              MONEY MARKET FUNDS (1.7%)
  8,282,701   State Street Institutional Liquid Reserve Fund, 0.07% (d)         8,283
                                                                             --------
              Total Money Market Instruments (cost: $8,283)                     8,283
                                                                             --------

              TOTAL INVESTMENTS (COST: $361,012)                             $490,515
                                                                             ========

------------------------------------------------------------------------------------------------
                                                                         CONTRACT    UNREALIZED
NUMBER OF                        FORWARD CURRENCY           SETTLEMENT     VALUE    APPRECIATION
CONTRACTS       COUNTERPARTY     CONTRACTS                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------
                                 CONTRACTS TO SELL (0.5%)

248,423,000   Deutsche Bank AG   Japanese Yen               12/20/2013    $2,527         $16
                                                                          ----------------------

                                 RECEIVABLE AMOUNT ($2,543)               $2,527         $16
                                                                          ======================

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                        (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES      OTHER       SIGNIFICANT
                                        IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                                         MARKETS      OBSERVABLE       INPUTS
                                      FOR IDENTICAL     INPUTS
ASSETS                                    ASSETS                                           TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $     466,675   $        --   $      1,944   $     468,619
  Preferred Stocks                               --            --         11,405          11,405
  Exchange-Traded Funds                       2,208            --             --           2,208
Money Market Instruments:
  Money Market Funds                          8,283            --             --           8,283
Forward Currency Contracts to Sell*              --            16             --              16
------------------------------------------------------------------------------------------------
Total                                 $     477,166   $        16   $     13,349   $     490,531
------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

================================================================================

5  | USAA Science & Technology Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      COMMON STOCKS     PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                  $1,683               $3,944
Purchases                                                                         -                    -
Sales                                                                           (88)                   -
Transfers into Level 3                                                            -                    -
Transfers out of Level 3                                                          -                    -
Net realized gain (loss) on investments                                          17                    -
Change in net unrealized appreciation/depreciation on investments               332                7,461
--------------------------------------------------------------------------------------------------------
Balance as of October 31, 2013                                               $1,944              $11,405
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in Note C.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

================================================================================

9  | USAA Science & Technology Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                       FAIR VALUE AT                       SIGNIFICANT
                     OCTOBER 31, 2013    VALUATION        UNOBSERVABLE
ASSETS                 ($ IN 000's)     TECHNIQUE(S)        INPUT(S)               RANGE
EQUITY SECURITIES:
Common Stocks              $1,944          Market     Revenue Multiple(a)     5.55x - 12.67x
                                        Comparables
                                                      Discount for lack
                                                        of marketability(b)   0.10x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $134,783,000 and $5,280,000, respectively, resulting in net unrealized appreciation of $129,503,000.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $486,078,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.1% of net assets at October 31, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2013, was $13,349,000, which represented 2.7% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $13,349,000 which represented 2.7% of net assets of the Fund.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
*   Non-income-producing security.

================================================================================

11  | USAA Science & Technology Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------